CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TRADING PROFITS (LOSSES):
Realized	$ (5,436,971)		$ (2,681,787)		$ 15,819,067
Change in unrealized	2,861,329		(4,232,518)		(7,550,144)
Change in value of Investments in Non-Consolidated LLCs	(6,473,290)	[1]	(9,152,356)	[1]	(430,888)	[1]
Brokerage commissions and clearing costs	(951,814)		(1,015,380)		(2,247,622)
Total trading profits (losses)	(10,000,746)		(17,082,041)		5,590,413
INVESTMENT INCOME:
Interest	67,172		219,591		269,659
EXPENSES:
Distribution fees	3,775,874		6,142,552		10,193,861
Trading Advisors' management fees	1,904,398		2,943,719		5,073,428
Sponsor fees	1,589,593		2,580,154		4,286,905
Administrator fees	451,129		756,231		1,028,273
Professional fees	400,846		976,629		549,755
Profit Shares	164,855		355,170		1,490,923
Other fees	265,135		214,315		429,317
Total expenses	8,551,830		13,968,770		23,052,462
NET INVESTMENT LOSS	(8,484,658)		(13,749,179)		(22,782,803)
NET LOSS	$ (18,485,404)		$ (30,831,220)		$ (17,192,390)
Series A
NET LOSS PER WEIGHTED AVERAGE UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	180,592,345	[2]	290,491,520	[2]	310,695,966	[2]
Net loss per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0858)	[2]	$ (0.0917)	[2]	$ (0.0476)	[2]
Series F
NET LOSS PER WEIGHTED AVERAGE UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	68,156	[2]	84,257	[2]	94,216	[2]
Net loss per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (19.22)	[2]	$ (21.91)	[2]	$ (11.37)	[2]
Series G
NET LOSS PER WEIGHTED AVERAGE UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	19,111,850	[2]	23,080,361	[2]	25,946,165	[2]
Net loss per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0817)	[2]	$ (0.0951)	[2]	$ (0.0496)	[2]
Series I
NET LOSS PER WEIGHTED AVERAGE UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	1,745,489	[2]	2,018,968	[2]	2,661,493	[2]
Net loss per weighted average General Partner and Limited Partner Unit (in dollars per unit)	$ (0.0663)	[2]	$ (0.0772)	[2]	$ (0.0214)	[2]

[1]	Includes the Partnership's proportionate share of the operations of its Investments in the Non-Consolidated LLCs, which?includes income and expenses.
[2]	The weighted average number of Units outstanding is computed for purposes of disclosing net (loss) per weighted average Unit. The weighted average number of Units outstanding for the years ended December 31, 2013, 2012, and 2011 equals the Units outstanding as of such date, adjusted proportionately for Units sold and redeemed based on the respective length of time each was outstanding during the year.